Stock-Based Compensation - Summary of Outstanding Stock Options and Restricted Stock (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Options Outstanding, Beginning Balance	353,747
Stock Options, Granted	240,380	372,760
Stock Options, Replacement awards granted in acquisition	237,418
Stock Options, Forfeited	(20,400)	(19,013)
Stock Options, Exercised or Expired	(10,955)
Stock Options Outstanding, Ending Balance	800,190	353,747
Stock Options, Exercisable		74,552	387,594
Restricted Stock Awards, Unvested awards		279,195	412,596
Weighted Average Exercise Price, Stock Options Outstanding, Beginning Balance	$ 13.96
Weighted Average Exercise Price, Stock Options, Granted	14.37	$ 13.96
Weighted Average Exercise Price, Stock Options, Replacement awards granted in acquisition	9.20
Weighted Average Exercise Price, Stock Options, Forfeited	$ 13.96	$ 13.96
Weighted Average Exercise Price, Stock Options, Exercised or Expired	13.96	13.96
Weighted Average Exercise Price, Stock Options Outstanding, Ending Balance	$ 13.04	$ 13.96
Weighted Average Exercise Price, Stock Options, Exercisable		13.96	$ 11.82
Weighted Average Exercise Price, Stock Options, Unvested awards		$ 13.96	$ 14.19
Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Stock Awards Outstanding, Beginning Balance	152,321
Restricted Stock Awards, Granted	7,000	162,248
Restricted Stock Awards, Shares withheld for income tax purposes	(6,457)	(6,403)
Restricted Stock Awards, Forfeited	(10,600)	(3,524)
Restricted Stock Awards, Unvested awards		126,264	82,874
Restricted Stock Awards, Vested	38,399	32,460
Weighted Average Exercise Price, Restricted Stock Awards Outstanding, Beginning Balance	$ 13.96
Weighted Average Exercise Price, Restricted Stock Awards, Granted	14.37	$ 13.96
Weighted Average Exercise Price, Restricted Stock Awards, Shares withheld for income tax purposes	13.97	13.96
Weighted Average Exercise Price, Restricted Stock Awards, Unvested awards	13.96	13.96	$ 13.97
Weighted Average Exercise Price, Restricted Stock Awards, Vested	$ 13.97	$ 13.96